Convertible Notes Payable (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 12, 2025	Oct. 06, 2025	Jul. 15, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Jan. 09, 2026	Sep. 11, 2025	Jul. 25, 2025
Short-Term Debt [Line Items]
Aggregate principal amount	$ 354,200	$ 296,700	$ 354,200
Issued discount convertible notes	46,200	38,700	46,200
Purchase price	308,000	258,000	$ 308,000							$ 293,000
Additional fee	$ 8,000	$ 8,000		$ 8,000				$ 8,000
Amortized debt issuance cost				16,293	$ 0	$ 0	$ 0	8,737	$ 0
Interest expense				$ 12,751	0			$ 10,626	0
Advance Rent											$ 2,000.0	$ 3,000.0
Debt Instrument, Convertible, Conversion Price				$ 10.00				$ 10.00
fair value of the notes				$ 5,000,000		4,552,653	4,552,653	$ 5,000,000	4,552,653
Interest Expense, Operating and Nonoperating				142,542		0		59,327
Repayments of Convertible Debt				149,884
Pre paid advance											$ 2,000,000.0	$ 3,000,000.0
Trigger amount				$ 750,000
Unpaid interest percent				5.00%
Debt [Member]
Short-Term Debt [Line Items]
Amortized debt issuance cost				$ 14,012				0
Interest expense				10,681	0
Debt 1 [Member]
Short-Term Debt [Line Items]
Amortized debt issuance cost				6,641				$ 0
Interest expense				$ 6,376	0
Conversion Price [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price				$ 1.00				$ 1.00
Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable				$ 175,146		0	0	$ 308,737	0
Unamortized debt issuance cost				29,170		$ 0	$ 0	45,463	$ 0
Interest Expense, Operating and Nonoperating				74,795	$ 0			39,288
Convertible Notes [Member] | Debt [Member]
Short-Term Debt [Line Items]
Convertible notes payable				264,012				0
Unamortized debt issuance cost				32,688				0
Convertible Notes [Member] | Debt 1 [Member]
Short-Term Debt [Line Items]
Convertible notes payable				306,641				0
Unamortized debt issuance cost				$ 47,559				$ 0